GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance of goodwill at beginning of period	$ 25,413	$ 26,152
Foreign exchange translation	294	(636)
Smaller acquisitions/divestitures, purchase accounting adjustments and other	(21)	44
Discontinued Operations	(13)	(147)
Balance of goodwill at end of period	$ 25,673	$ 25,413